Leases - Schedule of Minimum Lease Payments (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024
Schedule of Minimum Lease Payments [Abstract]
Operating lease payments Twelve months ending March 31, 2026	$ 401,187
Finance lease payments Twelve months ending March 31, 2026	93,865
Twelve months ending March 31, 2026	495,052
Operating lease payments Twelve months ending March 31, 2027	111,999
Finance lease payments Twelve months ending March 31, 2027	67,675
Twelve months ending March 31, 2027	179,674
Operating lease payments Twelve months ending March 31, 2028
Finance lease payments Twelve months ending March 31, 2028	61,764
Twelve months ending March 31, 2028	61,764
Operating lease payments Twelve months ending March 31, 2029
Finance lease payments Twelve months ending March 31, 2029	45,806
Twelve months ending March 31, 2029	45,806
Operating lease payments Twelve months ending March 31, 2030
Finance lease payments Twelve months ending March 31, 2030
Twelve months ending March 31, 2030
Operating lease payments	513,186
Finance lease payments	269,110
Total lease payments	782,296
Operating lease payments Less: discount	(26,067)
Finance lease payments Less: discount	(19,976)
Less: discount	(46,043)
Operating lease payments Present value of lease liabilities	487,119
Finance lease payments Present value of lease liabilities	249,134
Present value of lease liabilities	736,253
Operating lease payments Present value of lease liabilities, current	376,751	$ 792,197
Finance lease payments Present value of lease liabilities, current	84,528	72,868
Present value of lease liabilities, current	461,279
Operating lease payments Present value of lease liabilities, non-current	110,368	370,103
Finance lease payments Present value of lease liabilities, non-current	164,606	$ 234,765
Present value of lease liabilities, non-current	$ 274,974